Guarantee Deposits - Summary of Guarantee Deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of guarantee deposits [line items]
Guarantee Deposits	$ 393.8	$ 511.4
Sales financing guarantees [member]
Disclosure of guarantee deposits [line items]
Guarantee Deposits	321.4	321.2
Sales structure guarantees [member]
Disclosure of guarantee deposits [line items]
Guarantee Deposits	60.8	177.0
Other guarantees [member]
Disclosure of guarantee deposits [line items]
Guarantee Deposits	$ 11.6	$ 13.2